INVESTMENTS IN UNDERLYING FUNDS - INVESTMENTS IN UNDERLYING AND PORTFOLIO FUNDS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) fund	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
INVESTMENTS IN UNDERLYING FUNDS
Number of underlying funds | fund	6
Investments in Underlying Funds and Portfolio Funds
Fair Value	$ 84,461,211	$ 219,599,631
Profit (Loss)	(10,691,396)	33,661,443	$ (5,902,191)
Cost as of date	95,890,791	189,276,756
Management Fees	$ 4,070,605	$ 4,866,807	$ 8,734,447
Minimum
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	3.00%
Maximum
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	25.00%
Portfolio Funds and Underlying Funds
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	52.53%
Fair Value	$ 84,461,211
Profit (Loss)	(10,691,396)
Cost as of date	95,890,791
Management Fees	2,549,243
Performance Fees	$ 2,985,667
Portfolio Funds
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		100.04%
Fair Value		$ 219,599,631
Profit (Loss)		33,661,443
Cost as of date		189,276,756
Management Fees		4,569,334
Performance Fees		$ 5,191,648
Transtrend
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	16.01%
Fair Value		$ 35,135,941
Profit (Loss)	$ 501,384	6,109,429
Cost as of date		30,017,854
Management Fees	180,168	585,850
Performance Fees	$ 145,534	$ 607,438
Altis
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		0.00%
Profit (Loss)		$ (2,921,043)
Management Fees		$ 136,040
Winton
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	20.01%
Fair Value		$ 43,919,926
Profit (Loss)	$ 407,901	5,371,945
Cost as of date		34,600,181
Management Fees	299,068	904,471
Performance Fees	$ 492,114	$ 1,370,947
Aspect
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	11.00%
Fair Value		$ 24,155,959
Profit (Loss)	$ (509,070)	6,196,491
Cost as of date		18,962,783
Management Fees	164,422	507,815
Performance Fees	$ 467,119	$ 636,239
John Locke
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	11.00%
Fair Value		$ 24,155,960
Profit (Loss)	$ 1,283,475	5,249,513
Cost as of date		21,004,423
Management Fees	166,674	507,204
Performance Fees	$ 320,838	$ 556,901
BlueTrend
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	16.01%
Fair Value		$ 35,135,941
Profit (Loss)	$ 2,862,359	2,681,711
Cost as of date		35,682,511
Management Fees	184,796	$ 778,856
Performance Fees	$ 545,795
Tudor
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	11.00%
Fair Value		$ 24,155,959
Profit (Loss)	$ 1,341,872	3,350,358
Cost as of date		23,243,054
Management Fees	165,656	$ 504,442
Performance Fees	$ 315,320
Lynx
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	0.00%	15.01%
Fair Value		$ 32,939,945
Profit (Loss)	$ 714,472	7,623,039
Cost as of date		25,765,950
Management Fees	225,815	644,656
Performance Fees	$ 730,254	$ 2,020,123
Blakeney
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	12.75%
Fair Value	$ 20,499,522
Profit (Loss)	(465,478)
Cost as of date	20,751,000
Management Fees	$ 285,106
Silver
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	6.71%
Fair Value	$ 10,785,253
Profit (Loss)	(4,329,747)
Cost as of date	13,190,692
Management Fees	$ 123,621
Quantica MF
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	10.85%
Fair Value	$ 17,439,734
Profit (Loss)	(7,620,266)
Cost as of date	23,687,804
Management Fees	201,190
Performance Fees	$ 1,512
CCP Core Macro
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	5.74%
Fair Value	$ 9,238,658
Profit (Loss)	(1,901,342)
Cost as of date	10,422,116
Management Fees	$ 106,198
Campbell
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	12.50%
Fair Value	$ 20,102,273
Profit (Loss)	(1,672,727)
Cost as of date	21,084,372
Management Fees	308,835
Performance Fees	$ (55,828)
Carlisle
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital	3.98%
Fair Value	$ 6,395,771
Profit (Loss)	(1,304,229)
Cost as of date	6,754,807
Management Fees	137,694
Performance Fees	$ 23,009